Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule of trade and other receivables

	2022	2021
	€’000	€’000
Trade payables	3,680	1,029
Amounts owed to related parties (1)	2,468	801
Lease liability - current	671	389
Payroll taxes	278	149
Other payables	165	509
Trade and other payables	7,262	2,877
(1)	This amount relates to a balance owing to an affiliate, MagP.